DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of Vesting Percentage

Vesting percentage is generally determined by years of service in accordance with the following schedule:

Vested
Vesting Years	Percentage

1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 or more years	100%